UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22560

Plainsboro Funds

 (Exact name of registrant as specified in charter)

4 Windmill Court

Plainsboro, NJ 08536

(Address of principal executive offices)

(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy

Dover, DE 19901

(Name and address of agent for service)

With copies to:

The Law Offices of John H. Lively & Associates, Inc.

A member firm of the 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66221

Registrant's telephone number, including area code: (609) 356-9922

Date of fiscal year end: August 31st

Date of reporting period: November 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

Plainsboro China Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 97.06%

Banks - 3.70%
20,000	China Merchants Bank	$ 38,296

Hotels, Casinos & Leisure Facilities - 3.81%
16,700	SJM Holdings Ltd.	39,390

Hotels & Motels - 3.94%
3,500	7 Days Group Holdings Ltd. ADR *	40,775

Insurance - 3.99%
14,000	China Life Insurance Co. Ltd.	41,277

Media & Entertainment - 3.24%
66,000	Clear Media Ltd.	33,553

Other Financials - 3.62%
68,000	Value Partners GRP Ltd.	37,465

Services-Advertising Agencies - 1.93%
820	Focus Media Holding Ltd. ADR	19,918

Services-Business Services, NEC - 7.69%
952	NetEase.com, Inc. ADR *	41,755
3,400	Perfect World Co., Ltd. ADR Class-B	37,808
		79,563
Services-Computer Processing & Data Preparation - 27.84%
22,200	Jiayuan.com International ADR *	117,660
7,900	Soufun Holdings Ltd. ADR	170,245
		287,905
Services-Computer Programming & Data Processing, Etc. - 3.99%
428	Baidu, Inc. ADR *	41,221

Services-Educational Services - 3.82%
13,300	Xueda Education Group ADR	39,501

Textile, Clothing & Accessories - 21.82%
36,000	Chow Sang Sang Holdings	87,700
46,000	Luk Fook Holdings International	137,998
		225,698
Transportation - 7.66%
40,000	Jiangsu Expressway Co. *	35,767
57,000	Zhejiang Expressway Co. Ltd.	43,466
		79,233

TOTAL FOR COMMON STOCKS (Cost $966,326) - 97.06%		$ 1,003,795

TOTAL INVESTMENTS (Cost $966,326) - 97.06%		$ 1,003,795

OTHER ASSETS LESS LIABILITIES - 2.94%		30,445

NET ASSETS - 100.00%		$ 1,034,240

ADR - American Depository Receipts.
* Non-income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Plainsboro China Fund
1. SECURITY TRANSACTIONS

At November 30, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $966,326 amounted to $37,470, which consisted of aggregate gross unrealized appreciation of $129,921 and aggregate gross unrealized depreciation of $92,451.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3
Common Stock	$1,003,795	$0	$0
Cash Equivalents	$0	$0	$0
Total	$1,003,795	$0	$0

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Plainsboro Funds

By /s/ Yang Xiang

     Yang Xiang

President, Principal Financial Officer, Chief Compliance Officer & Treasurer

Date January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Yang Xiang

     Yang Xiang

President, Principal Financial Officer, Chief Compliance Officer & Treasurer

Date January 23, 2013